Note 8 - Capital Management	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]
8	Capital management

When managing capital, the Group's objectives are to safeguard its ability to continue as a going concern in order to pursue the mining operations and exploration potential of the mineral properties. The Group's capital includes shareholders' equity, comprising issued share capital, reserves, accumulated other comprehensive income, accumulated deficit, bank loans and non-controlling interests.

	2020	2019	January 1, 2019

Total equity	158,043	124,717	78,808

The Group's primary objective regarding its capital management is to ensure that it has sufficient cash resources to maintain its on-going operations, provide returns for shareholders, accommodate any rehabilitation provisions and pursue growth opportunities. As at
December 31, 2020,
the Group is
not
subject to externally imposed capital requirements and there has been no
change with respect to the overall capital risk management strategy.